Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of changes in other capital reserves

	Share-based payments	Equity Instruments	Reserve on expiry of warrant	Warrant	Total
		(Refer note 30.1)	(Refer note 36)	(Refer note 36)
March 31, 2021	98,510	341	-	23,258	122,109
Share-based payments expense during the year	209,557	-	-	-	209,557
Exercised during the year	(46,423)	-	-	-	(46,423)
Forfeited during the year	(440)	-	-	-	(440)
Expired during the year	(21,272)	-	-	-	(21,272)
March 31, 2022	239,932	341	-	23,258	263,531
Share-based payments expense during the year	152,054	-	-	-	152,054
Exercised during the year	(129,673)	-	-	-	(129,673)
Forfeited during the year	(4,518)	-	-	-	(4,518)
Expired during the year	-	-	23,258	(23,258)	-
March 31, 2023	257,795	341	23,258	-	281,394

Share plan 2006 and india share plan 2006 [member]
IfrsStatementLineItems [Line Items]
Summary of Inputs for Model Used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2022		2023
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	219,986	318.33	204,224	329.33
Granted during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Expired during the year	15,762	351.37	369	356.65
Exercised during the year	-	-	-	-
Number of options outstanding at the end of the year	204,224	329.33	203,855	356.65

Vested/exercisable	204,224	329.23	203,855	356.65

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 82.19 per USD as at March 31, 2023 (March 31, 2022 INR 82.19 per USD).

Stock Option 2016 And Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Summary of Inputs for Model Used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2022		March 31, 2023
	No. of shares	Weighted average EP per share*	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	681,227	293.23	407,323	246.66
Granted during the year	-	-	-	-
Forfeited during the year	115,257	154.20	54,545	164.38
Expired during the year	158,647	560.80	81,408	362,67
Number of options outstanding at the end of the year	407,323	246.66	271,370	259.07

Vested/exercisable	191,988	352.82	175,918	311.02

*	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 82.19 per USD as at March 31, 2023 (March 31, 2022 INR 82.19 per USD).

Restricted stock unit and performance stock units 2016 plan [member]
IfrsStatementLineItems [Line Items]
Summary of Inputs for Model Used

The following tables list the inputs to the model used for the years then ended

	March 31, 2022		March 31, 2023
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	2.12	2.12	0.36-0.81	1.45-2.70
Risk-free interest rate (%)	0.61%	0.61%	2.80%	2.80%
Expected volatility (%)	56.27%	56.27%	45.00%	45.00%
Expected life	4 years	4 years	4 years	4 years
Dividend Yield	0%	0%	0%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	Monte Carlo Simulation	Black-Scholes Valuation

Summary of changes in RSUs outstanding

	March 31, 2022	March 31, 2023
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	1,222,271	2,762,509
Granted during the year	2,093,188	2,049,562
Forfeited during the year	-	-
Expired during the year	93,737	-
Vested/exercised during the year	459,213	1,062,081
Vested PSUs net settled for employee’s tax obligation*	-	130,190
Number of RSU/PSU’s outstanding at the end of the year	2,762,509	3,619,800

Vested/exercisable and not exercised	-	-

*	As per applicable Tax laws applicable in India, the Company is obliged to withhold an amount for an employee’s tax obligation associated with a share-based payment and transfer that amount in cash, to the tax authority on the employee’s behalf. Accordingly, during the year ended March 31, 2023, the Group settled the transaction on a net basis by withholding the number of vested PSUs with a fair value equal to the monetary value of the employee’s tax obligation of INR 27,340 which has been paid to the tax authority on the employee’s behalf before March 31, 2023. Total tax liability paid of INR 27,340 is recognized in equity as transaction with equity shareholders.